Intangible assets and property, plant and equipment	12 Months Ended
Dec. 31, 2022
Intangible assets and property, plant and equipment
Intangible assets and property, plant and equipment

9. Intangible assets and property, plant and equipment

Intangible assets

	December 31,
	2022	2021

	(€ in thousands)
Software	327	565
Licenses	6	31
Prepayments made on intangible assets	486	282
Total	819	878

The increase regarding prepayments in 2022 amounting to kEUR 204 was mainly related to capitalized customizing cost in connection with the Company’s Enterprise Resource Planning system. The decrease related to software is related to the scheduled amortization partially offset by additions.

Property, plant and equipment

	December 31,
	2022	2021

	(€ in thousands)
Land, buildings and leasehold improvements	12,038	18,048
Plant and machinery	4,900	4,329
Other facilities, factory and office equipment	784	894
Assets under construction and prepayments made	77	448
Total	17,799	23,719
Thereof pledged assets of Property, Plant and Equipment	310	12,261

The pledged assets consist of three (in 2021: five) 3D printers that serve as collateral for certain credit lines and loan agreements.Within the closing process of the Sale-Leaseback, which was initiated on August 11, 2022 and closed on October 31, 2022, certain pledges on the Company’s land and buildings in Friedberg, Germany in favor of EIB and Sparkasse were removed. Upon closing of the Sale-Leaseback, the title in land and buildings were transferred to IntReal International Real Estate Kapitalverwaltungsgesellschaft mbH.

Amounts added to plant and machinery relating to self-constructed 3D printers are considered non-cash transactions, which totaled to kEUR 1,212 and kEUR 1,896 in the years ended December 31, 2022 and 2021, respectively.

The following table presents the composition of, and annual movement in, intangible assets and property, plant and equipment for the years 2022 and 2021, respectively:

2022

	(€ in thousands)
	Acquisition and manufacturing cost							Accumulated depreciation and amortization					Carrying amount
	01/01/2022	Additions	Revaluation	Disposals	Transfer	FX	12/31/2022	01/01/2022	Current year	Disposals	FX	12/31/2022	12/31/2022
Intangible assets
Software	2,064	23	--	--	--	2	2,089	1,499	261	--	2	1,762	327
Licenses	245	--	--	--	--	--	245	214	25	--	--	239	6
Prepayments made on intangible assets	282	204	--	--	--	--	486	--	--	--	--	--	486
Total	2,591	227	--	--	--	2	2,820	1,713	286	--	2	2,001	819
Property, plant and equipment
Land, buildings and leasehold improvements	22,943	9,165	(305)	(17,334)	--	194	14,663	4,895	1,011	(3,311)	30	2,625	12,038
Plant and machinery	9,358	1,619	--	(581)	448	161	11,005	5,029	1,271	(255)	60	6,105	4,900
Other facilities, factory and office equipment	4,188	270	--	(86)	--	12	4,384	3,294	357	(58)	7	3,600	784
Assets under construction and prepayments made	448	77	--	--	(448)	--	77	--	--	--	--	--	77
Total	36,937	11,131	(305)	(18,001)	--	367	30,129	13,218	2,639	(3,624)	97	12,330	17,799

Amortization expenses relating to intangible assets are included in cost of sales amounting to kEUR 86, kEUR 72 in research and development expenses, kEUR 97 in administration expenses, kEUR 30 in sales and marketing expenses.

In December 2021, the office space leased out to a third party in Friedberg, Germany has been classified as an operating lease and the proportional leased asset based on office space amounted to kEUR 911 included in land, buildings and leasehold improvements. On August 11, 2022, management initiated the Sale-Leaseback of voxeljet AG’s properties located in Friedberg, Free State of Bavaria, Germany with IntReal International Real Estate Kapitalverwaltungsgesellschaft mbH. The transaction closed on October 31, 2022 and the lease term commenced on November 1, 2022. Consequently, the tenancy is continued in the form of a sublease agreement. The sublease is classified by reference to the right-of-use asset arising from the head lease (i.e., leaseback agreement with IntReal International Real Estate Kapitalverwaltungsgesellschaft mbH) and the proportional right-of-use asset based on the office space amounting to kEUR 4,023 included in land, buildings and leasehold improvements. The Company further leased out production space to third parties in Canton, Michigan, US, also as a sublease of right-of-use asset and the proportional right-of-use asset based on the production space amounting to kEUR 103 and kEUR 74 in 2022 and 2021, respectively, is included in land, buildings and leasehold improvements.

2021

	(€ in thousands)
												Carrying
	Acquisition and manufacturing cost						Accumulated depreciation and amortization					amount
								Current
	01/01/2021	Additions	Disposals	Transfer	FX	12/31/2021	01/01/2021	year	Disposals	FX	12/31/2021	12/31/2021
Intangible assets
Software	2,046	45	(61)	30	4	2,064	1,240	317	(61)	3	1,499	565
Licenses	245	--	--	--	--	245	189	25	--	--	214	31
Prepayments made on intangible assets	281	31	--	(30)	--	282	--	--	--	--	--	282
Total	2,572	76	(61)	--	4	2,591	1,429	342	(61)	3	1,713	878
Property, plant and equipment
Land, buildings and leasehold improvements	22,463	7	(65)	59	479	22,943	3,765	984	--	146	4,895	18,048
Plant and machinery	9,660	2,327	(3,063)	--	434	9,358	5,678	1,332	(2,222)	241	5,029	4,329
Other facilities, factory and office equipment	3,976	295	(148)	--	65	4,188	2,937	442	(133)	48	3,294	894
Assets under construction and prepayments made	55	448	(1)	(59)	5	448	--	--	--	--	--	448
Total	36,154	3,077	(3,277)	--	983	36,937	12,380	2,758	(2,355)	435	13,218	23,719